Consolidated Statements Of Capitalization (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	0.5	0.5
Long-Term Debt Of Subsidiaries 0.00% To 0.99% [Member]
Interest rate range, minimum	0.00%	0.00%
Interest rate range, maximum	0.99%	0.99%
Maturity date range, start	2024	2024
Maturity date range, end	2031	2031
Long-Term Debt Of Subsidiaries 1.00% To 1.99% [Member]
Interest rate range, minimum	1.00%	1.00%
Interest rate range, maximum	1.99%	1.99%
Maturity date range, start	2014	2014
Maturity date range, end	2035	2035
Long-Term Debt Of Subsidiaries 2.00% To 2.99% [Member]
Interest rate range, minimum	2.00%	2.00%
Interest rate range, maximum	2.99%	2.99%
Maturity date range, start	2024	2024
Maturity date range, end	2031	2031
Long-Term Debt Of Subsidiaries 3.00% To 3.99% [Member]
Interest rate range, minimum	3.00%	3.00%
Interest rate range, maximum	3.99%	3.99%
Maturity date range, start	2016	2016
Maturity date range, end	2047	2047
Long-Term Debt Of Subsidiaries 4.00% To 4.99% [Member]
Interest rate range, minimum	4.00%	4.00%
Interest rate range, maximum	4.99%	4.99%
Maturity date range, start	2020	2020
Maturity date range, end	2043	2043
Long-Term Debt Of Subsidiaries 5.00% To 5.99% [Member]
Interest rate range, minimum	5.00%	5.00%
Interest rate range, maximum	5.99%	5.99%
Maturity date range, start	2014	2014
Maturity date range, end	2043	2043
Long-Term Debt Of Subsidiaries 6.00% To 6.99% [Member]
Interest rate range, minimum	6.00%	6.00%
Interest rate range, maximum	6.99%	6.99%
Maturity date range, start	2015	2015
Maturity date range, end	2036	2036
Long-Term Debt Of Subsidiaries 7.00% To 7.99% [Member]
Interest rate range, minimum	7.00%	7.00%
Interest rate range, maximum	7.99%	7.99%
Maturity date range, start	2022	2022
Maturity date range, end	2027	2027
Long-Term Debt Of Subsidiaries 8.00% To 8.99% [Member]
Interest rate range, minimum	8.00%	8.00%
Interest rate range, maximum	8.99%	8.99%
Maturity date range, start	2021	2021
Maturity date range, end	2025	2025
Long-Term Debt Of Subsidiaries 9.00% To 9.99% [Member]
Interest rate range, minimum	9.00%	9.00%
Interest rate range, maximum	9.99%	9.99%
Maturity date range, start	2013	2013
Maturity date range, end	2026	2026
Long-Term Debt Of Subsidiaries 10.00% To 10.99% [Member]
Interest rate range, minimum	10.00%	10.00%
Interest rate range, maximum	10.99%	10.99%
Maturity date	2018	2018
Notes at 3.57% due 2027 [Member]
Interest rate	3.57%	3.57%
Maturity date	2027	2027
Notes Ranging From 4.62% To 4.87% [Member]
Interest rate range, minimum	4.62%	4.62%
Interest rate range, maximum	4.87%	4.87%
Maturity date range, start	2013	2013
Maturity date range, end	2024	2024
Notes Ranging From 5.01% To 5.95% [Member]
Interest rate range, minimum	5.01%	5.01%
Interest rate range, maximum	5.95%	5.95%
Maturity date range, start	2014	2014
Maturity date range, end	2037	2037